Investment Properties - Summary of Maturity Analysis Of Operating Lease Payments (Detail) - Dec. 31, 2019 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 3,848,677	$ 128,675
Year 1 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	921,649	30,814
Year 2 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	744,366	24,887
Year 3 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	623,326	20,840
Year 4 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	408,634	13,662
Year 5 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	320,611	10,719
Year 6 onwards [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 830,091	$ 27,753